SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                Commission File Number 000-21015
                                                        CUSIP Number 151 15B 105


(Check One):    |_|  Form 10-K  |_|  Form 20-F  |_|  Form 11-K  |X|  Form 10-Q
                |_|  Form N-SAR

For Period Ended:  September 30, 2002
--------------------------------------------------------------------------------
[  ]  Transition Report on Form 10-K
[  ]  Transition Report on Form 20-F
[  ]  Transition Report on Form 11-K
[  ]  Transition Report on Form 10-Q
[  ]  Transition Report on Form N-SAR

For the Transition Period Ended:
                                ---------------------------------

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

      If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates: N/A


                                     PART I
                             REGISTRANT INFORMATION

Full Name of Registrant:      Cell Tech International Incorporated
                          --------------------------------------------

Former Name if Applicable:      N/A
                            -------------------------------------------------
Address of principal executive office (Street and number):  565 Century Court
                                                            -----------------
City, state and zip code:   Klamath Falls, OR 97601
                            ------------------------

                                     PART II
                             RULES 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      (a) The reasons described in reasonable detail in Part III of this form could not be eliminated |X| without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof will be filed on or before the fifth calendar day following the prescribed due |X| date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if |_| applicable.

                                    PART III
                                    NARRATIVE

      State below in reasonable detail the reasons why the Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed)

      Registrant's accounting department requires additional time to accumulate and review its subsidiary's financial information in order to complete the consolidation process and cannot, without unreasonable effort and expense, file its Form 10-Q on or before the prescribed filing date. Registrant expects to obtain all required data within the next several days and, as a result, expects to file the Form 10-Q within five days after the prescribed filing date.

                                     PART IV
                                OTHER INFORMATION

      (1) Name and telephone number of person to contact in regard to this notification

Shannon Hartwell                                             (503) 727-2129)
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(Name)                                            (Area Code) (Telephone Number)

      (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |X| Yes |_| No

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |X| Yes |_|No

            If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                  Registrant expects that net loss for the quarter ended September 30, 2002 will increase to approximately $3,000,000 from approximately $425,000 in the quarter ended September 30, 2001.



                      Cell Tech International Incorporated
                  (Name of Registrant as Specified in Charter)

      Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date    November 15, 2002                       By      /s/ Donald P. Hateley
        -----------------                       -------------------------------
                                                                Chairman

                                    ATTENTION

      Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).